Summary of significant accounting policies - Narrative (Details)	12 Months Ended
Dec. 31, 2020 contract
Disclosure of detailed information about intangible assets [line items]
Number of power agreements	2
Expiration Date 2042
Disclosure of detailed information about intangible assets [line items]
Power agreement terms	15 years
Expiration date 2024
Disclosure of detailed information about intangible assets [line items]
Power agreement terms	15 years
Expiration date 2025
Disclosure of detailed information about intangible assets [line items]
Power agreement terms	15 years
Trademarks | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	10 years
Trademarks | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	20 years
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	5 years